UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock AMT-Free Municipal Bond Portfolio

BlackRock Kentucky Municipal Bond Portfolio

BlackRock Ohio Municipal Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 09/30/2010

Item 1	–	Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par
	(000)	Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 0.0%
Ginnie Mae Mortgage-Backed Securities,
6.00%, 11/15/31	$2	$1,925

Municipal Bonds
Alabama — 1.3%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital, (AGC):
6.00%, 6/01/34	600	667,614
6.00%, 6/01/39	2,220	2,456,030
Prattville Industrial Development Board, RB, Recovery Zone Facility, Series C, (International Paper Co. Guaranty),
6.25%, 11/01/33	3,355	3,607,833

		6,731,477

Arizona — 1.0%
Pima County IDA, RB:
Arizona Charter Schools Project,
Series 0, 5.25%, 7/01/31	1,285	1,124,439
Tucson Electric Power Co.,
5.75%, 9/01/29	1,700	1,763,716
Tucson Electric Power Co., San Juan,
Series A, 4.95%, 10/01/20	2,250	2,399,940

		5,288,095

California — 7.9%
California Health Facilities Financing Authority, California, RB, Catholic Healthcare West:
Series A, 6.00%, 7/01/34	3,670	3,848,802
Series E, 5.63%, 7/01/25	3,000	3,294,060
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1,
6.38%, 11/01/34	1,475	1,624,963
California Statewide Communities Development Authority, RB, Catholic Healthcare West, Series E,
5.50%, 7/01/31	2,275	2,387,135
City of Chula Vista California, RB, San Diego Gas, Series A, Remarketed,
5.88%, 2/15/34	975	1,099,381
County of Sacramento California, RB, PFC/Grant, Sub-Series C:
6.00%, 7/01/39	2,925	3,206,239
6.00%, 7/01/41	405	444,078
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E,
6.00%, 9/01/34	1,750	1,954,663
Modesto Irrigation District, COP, Capital Improvement, Series A,
6.00%, 10/01/39	1,860	2,073,807
Pittsburg Redevelopment Agency, Refunding, TAN, Subordinate, Los Medanos Community Project, Series A,
6.50%, 9/01/28	2,020	2,290,882
State of California, GO, Various Purpose:
6.00%, 3/01/33	2,850	3,245,580
6.50%, 4/01/33	9,700	11,402,738
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A,
5.88%, 1/01/29	3,225	3,651,087

		40,523,415

Colorado — 0.2%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D,
6.25%, 10/01/33	775	879,950

Connecticut — 0.7%
Connecticut State Health & Educational Facility Authority, Wesleyan University,
5.00%, 7/01/39	3,170	3,450,450

District of Columbia — 0.8%
District of Columbia, RB, Series A,
5.50%, 12/01/30	3,530	4,115,662

Florida — 8.9%
City of Tampa Florida, Refunding, RB (AGM),
6.00%, 10/01/16	1,455	1,775,944
County of Miami-Dade Florida, GO, Building Better Communities Program:
Series B, 6.38%, 7/01/28	1,550	1,820,847
Series B-1, 6.00%, 7/01/38	5,000	5,674,850
County of Miami-Dade Florida, RB, Miami International Airport, Series A,
5.50%, 10/01/30	2,700	2,956,554
County of Miami-Dade Florida, Refunding, RB, Series C,
6.00%, 10/01/23	5,000	5,843,100
Florida State Board of Education, GO:
Series A, 5.38%, 6/01/33	4,000	4,479,520
Series A, 5.50%, 6/01/38	4,750	5,311,450
Florida State Board of Education, RB,
Series A, 5.75%, 7/01/28	3,890	4,497,812
JEA, RB, Scherer 4 Project, Series A,
6.00%, 10/01/37	3,000	3,337,050
Orange County School Board, COP, Series A, (AGC),
5.50%, 8/01/34	2,300	2,509,806
Panther Trace II Community Development District, Special Assessment,
5.13%, 11/01/13	2,590	2,285,779
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A,
5.63%, 7/01/39	5,000	5,291,600

		45,784,312

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guaranty Corp.	GARB	General Airport Revenue Bonds
	AGM	Assured Guaranty Municipal Corp.	GMNA	Ginnie Mae
	AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
	AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency
	BHAC	Berkshire Hathaway Assurance Corp.	IDA	Industrial Development Authority
	COP	Certificates of Participation	ISD	Independent School District
	CR	Custodial Receipts	MRB	Mortgage Revenue Bonds
	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
	FHA	Federal Housing Administration	PCRB	Pollution Control Revenue Bonds
	FHLMC	Freddie Mac	RB	Revenue Bonds
	FNMA	Fannie Mae	TAN	Tax Anticipation Notes

BLACKROCK FUNDS II	SEPTEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Georgia — 0.9%
DeKalb County Hospital Authority, RB, DeKalb Medical Center, Inc. Project,
6.13%, 9/01/40	$750	$775,005
Forsyth County School District, GO,
6.70%, 7/01/12	440	469,221
Municipal Electric Authority of Georgia, RB, General Resolution Projects, Sub-Series D,
6.00%, 1/01/23	2,000	2,338,280
Municipal Electric Authority of Georgia, Refunding, RB, Series BB, (GO of Participants),
5.70%, 1/01/19	975	1,121,474

		4,703,980

Illinois — 2.9%
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A, (AGC),
6.00%, 6/01/26	2,575	3,044,886
Illinois Finance Authority, RB:
Advocate Health Care Network, Series D,
6.50%, 11/01/38	1,110	1,265,489
Northwestern Memorial Hospital, Series A,
6.00%, 8/15/39	1,820	2,036,198
University of Chicago, Series B,
6.25%, 7/01/38	5,000	5,911,350
Illinois Finance Authority, Refunding, RB:
OSF Healthcare System, Series A,
6.00%, 5/15/39	1,000	1,061,470
Roosevelt University Project,
6.50%, 4/01/39	1,700	1,834,215

		15,153,608

Indiana — 5.8%
Indiana Finance Authority, RB:
Parkview Health System, Series A,
5.75%, 5/01/31	1,500	1,589,490
Various Purpose, Duke Energy Industry, Series B,
6.00%, 8/01/39	1,665	1,858,173
Indiana Finance Authority, Refunding & Improvement, RB, U.S. Steel Corp.,
6.00%, 12/01/26	2,000	2,114,460
Indiana Finance Authority, Refunding, RB:
Sisters of St. Francis Health,
5.25%, 11/01/28	1,460	1,559,995
Trinity Health, Series A,
5.63%, 12/01/38	2,000	2,187,820
Indiana Health Facility Financing Authority, Indiana, RB, Methodist Hospital, Inc.,
5.50%, 9/15/31	1,320	1,209,490
Indiana Municipal Power Agency, Indiana, RB, Series B,
6.00%, 1/01/39	2,120	2,349,363
Indianapolis Local Public Improvement Bond Bank, RB:
PILOT Infrastructure Project, Series F, (AGM),
5.00%, 1/01/40	7,000	7,458,430
Waterworks Project, Series A,
5.50%, 1/01/29	2,000	2,216,380
Waterworks Project, Series A, (AGC),
5.50%, 1/01/38	6,625	7,351,630

		29,895,231

Iowa — 1.2%
Iowa Finance Authority, RB, Series A, Remarketed, (AGC),
5.63%, 8/15/37	5,805	6,385,210

Kentucky — 1.2%
County of Owen Kentucky, RB, American Water Co., Series A,
5.38%, 6/01/40	1,665	1,721,327
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A,
6.38%, 6/01/40	1,200	1,279,668
Louisville & Jefferson County Metropolitan Government, RB, Jewish Hospital & St. Mary’s Healthcare,
6.13%, 2/01/37	3,000	3,208,710

		6,209,705

Louisiana — 1.5%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A, Remarketed,
6.50%, 8/01/29	3,335	3,502,684
Louisiana Public Facilities Authority, Entergy Louisiana LLC Project,
5.00%, 6/01/30	2,500	2,516,800
New Orleans Aviation Board, Louisiana, Refunding, RB, Restructuring GARB, Series A-2, (AGC),
6.00%, 1/01/23	1,370	1,597,543

		7,617,027

Maryland — 0.1%
Maryland Economic Development Corp., RB, Transportation Facilities Project, Series A,
5.75%, 6/01/35	500	523,750

Massachusetts — 0.1%
Massachusetts Development Finance Agency, RB, Linden Ponds, Inc. Facility, Series A,
5.75%, 11/15/35	1,000	736,610

Michigan — 3.6%
City of Detroit Michigan, RB, Second Lien, Series B, Remarketed:
(AGM), 6.25%, 7/01/36	1,000	1,118,470
(AGM), 7.00%, 7/01/36	1,250	1,471,937
(BHAC, FGIC), 5.75%, 7/01/26	5,000	5,578,000
Kalamazoo Hospital Finance Authority, Refunding, RB, Bronson Methodist Hospital,
5.50%, 5/15/36	3,650	3,737,418
Michigan State Building Authority, Refunding, RB, Facilities Program:
Series I, 6.00%, 10/15/38	1,355	1,504,348
Series I, 6.25%, 10/15/38	1,250	1,408,775
Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital,
8.25%, 9/01/39	2,935	3,550,176

		18,369,124

Minnesota — 0.2%
City of Minneapolis Minnesota, RB, Fairview Health Services, Series A,
6.75%, 11/15/32	1,000	1,147,970

Missouri — 0.2%
City of St. Louis Missouri, RB, Lambert St. Louis International, Series A-1,
6.25%, 7/01/29	1,175	1,279,716

Multi-State — 2.4%
Centerline Equity Issuer Trust,
7.60%, 12/15/10(a)(b)	9,000	9,068,130
MuniMae Tax-Exempt Bond Subsidiary LLC,
7.50%, 6/30/49(a)(b)(c)	3,787	3,483,910

		12,552,040

Nebraska — 0.1%
Omaha Public Power District, RB, Series B,
6.15%, 2/01/12	505	527,669

2	BLACKROCK FUNDS II	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Nevada — 4.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center,
6.00%, 4/01/34	$1,475	$1,666,573
Clark County Nevada, RB, Subordinated Lien, Series A-2,
5.00%, 7/01/36	2,400	2,427,624
Clark County Water Reclamation District, GO, Series B,
5.75%, 7/01/38	6,685	7,562,406
County of Clark Nevada, RB, Series B,
5.75%, 7/01/42	9,300	10,097,847

		21,754,450

New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth-Hitchcock,
6.00%, 8/01/38	2,225	2,411,944

New Jersey — 2.5%
Monmouth County Improvement Authority, RB, Brookdale Community College Project (County Guaranty),
6.00%, 8/01/38	3,600	4,179,816
New Jersey Educational Facilities Authority, Refunding, RB, University Medical & Dentistry:
Series B, 7.13%, 12/01/23	1,000	1,196,400
Series B, 7.50%, 12/01/32	1,000	1,172,500
New Jersey Health Care Facilities Financing Authority, RB, Saint Barnabas Health Care System, Series A,
5.00%, 7/01/29	2,575	2,189,317
New Jersey State Housing & Mortgage Finance Agency, RB, Series AA,
6.50%, 10/01/38	3,630	4,018,301

		12,756,334

New York — 6.2%
City of New York New York, GO, Series E-1,
6.25%, 10/15/28	2,500	3,030,900
Long Island Power Authority, RB:
General Series A, 6.00%, 5/01/33	8,890	10,275,862
Series A, 6.25%, 4/01/33	1,635	1,927,632
Metropolitan Transportation Authority, RB, Series 2008C,
6.50%, 11/15/28	4,300	5,144,692
New York City Housing Development Corp., RB, Series M,
6.88%, 11/01/38	2,085	2,264,310
New York State Dormitory Authority, RB, Education, Series B,
5.75%, 3/15/36	3,000	3,490,440
Triborough Bridge & Tunnel Authority, New York, RB, General, Series A-2,
5.38%, 11/15/38	3,150	3,489,224
Westchester County Industrial Development Agency, New York, MRB, Kendal on Hudson Project, Series A,
6.38%, 1/01/24	2,500	2,509,650

		32,132,710

North Carolina — 0.3%
City of Charlotte North Carolina, RB, Series A,
5.50%, 7/01/34	1,060	1,158,612
North Carolina Medical Care Commission, RB, FirstHealth Carolinas Project, Series A,
6.13%, 10/01/39	240	254,772

		1,413,384

Ohio — 5.1%
County of Allen Ohio, RB, Catholic Healthcare, Series B,
5.25%, 9/01/27	7,500	8,274,075
County of Montgomery Ohio, RB, Catholic Health, Series A,
5.50%, 5/01/34	5,130	5,633,510
Ohio State Water Development Authority,
3.38%, 7/01/33(c)	5,000	4,987,850
Ohio State Water Development Authority, Refunding, RB, FirstEnergy, Series A,
5.88%, 6/01/16(c)	1,700	1,900,617
State of Ohio, Refunding, RB, Cleveland Clinic Health, Series A,
5.50%, 1/01/39	5,100	5,513,661

		26,309,713

Pennsylvania — 4.5%
Allegheny County Hospital Development Authority, RB, Health System West Penn, Series A,
5.38%, 11/15/40	2,500	1,894,700
Cumberland County Municipal Authority, RB, Diakon Lutheran,
6.38%, 1/01/39	1,600	1,697,152
Delaware Valley Regional Financial Authority, RB,
5.75%, 7/01/32	10,000	11,287,600
Pennsylvania Economic Development Financing Authority, RB:
Pennsylvania American Water Co. Project,
6.20%, 4/01/39	1,000	1,106,360
Various Purpose, Allegheny Energy Supply Co.,
7.00%, 7/15/39	2,000	2,286,140
Pennsylvania Turnpike Commission, RB, Sub-Series B-1,
5.00%, 12/01/37	5,000	5,193,450

		23,465,402

Rhode Island — 0.8%
Rhode Island Health & Educational Building Corp., RB:
Hospital Financing, Lifespan Obligation,
Series A, (AGC), 7.00%, 5/15/39	1,350	1,595,956
Lifespan Obligation (NPFGC),
5.50%, 5/15/16	200	200,396
Public Schools Financing Program, Series E, (AGC),
6.00%, 5/15/29	2,250	2,557,823

		4,354,175

Texas — 12.0%
Beaumont ISD Texas, GO, School Building, (AGC),
5.13%, 2/15/30	2,185	2,356,435
City of Austin Texas, Water & Sewer RB, Series A,
5.13%, 11/15/29	2,000	2,230,400
City of Houston Texas, Refunding, RB, Combined, First Lien, Series A, (AGC),
6.00%, 11/15/35	4,800	5,624,112
City of San Antonio Texas, Refunding, RB, Series A,
5.25%, 2/01/31	1,000	1,120,930
Conroe ISD Texas, GO, School Building, Series A,
5.75%, 2/15/35	2,295	2,539,945
County of Bexar Texas, RB, Combined Venue Tax, Venue Project, (BHAC),
5.00%, 8/15/39	5,370	5,651,603
Harris County Cultural Education Facilities Finance Corp., Refunding, RB, St. Luke’s,
5.63%, 2/15/25	2,000	2,226,240
Harris County Health Facilities Development Corp., Refunding, RB, Memorial Hermann Healthcare System:
Series B, 7.13%, 12/01/31	1,500	1,737,660
Series B, 7.25%, 12/01/35	500	577,550
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A,
6.25%, 8/15/39	350	365,964

BLACKROCK FUNDS II	SEPTEMBER 30, 2010	3

Schedule of Investments (continued)	BlackRock AMT-Free Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Texas (concluded)
Matagorda County Navigation District No. 1, Texas, Refunding, RB, Central Power & Light Co. Project, Series A, Remarketed,
6.30%, 11/01/29	$1,475	$1,638,607
North Texas Tollway Authority, Refunding, RB, Toll 2nd Tier, Series F,
6.13%, 1/01/31	6,575	7,117,240
State of Texas, GO, Transportation Commission Mobility Fund,
5.00%, 4/01/37	4,000	4,262,400
State of Texas, Refunding, GO, Water Financial Assistance,
5.75%, 8/01/22	3,445	3,458,022
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare,
6.00%, 8/15/45	10,000	10,755,100
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure,
7.00%, 6/30/40	4,910	5,362,604
Note Mobility,
6.88%, 12/31/39	4,315	4,753,318

		61,778,130

Utah — 0.0%
City of Salt Lake City Utah, Refunding, RB, IHC Hospitals, Inc., Series A,
8.13%, 5/15/15(d)	65	75,020

Washington — 2.7%
County of King Washington, RB,
5.00%, 1/01/38	7,000	7,467,530
Port of Seattle Washington, Refunding, RB, Intermediate Lien, Series B,
5.00%, 6/01/40	3,700	3,890,957
Washington Health Care Facilities Authority, Washington, RB, Catholic Health Initiatives, Series D,
6.38%, 10/01/36	2,055	2,332,219

		13,690,706

Wisconsin — 0.6%
State of Wisconsin, RB, Series A, (State Appropriation),
6.00%, 5/01/36	2,500	2,871,975
Wisconsin Health & Educational Facilities Authority, RB, Froedtert & Community Health,
5.25%, 4/01/39	20	21,122

		2,893,097

Wyoming — 0.4%
County of Sweetwater Wyoming, Refunding, RB, Idaho Power Co. Project, Remarketed,
5.25%, 7/15/26	2,000	2,179,180

Puerto Rico — 2.5%
Commonwealth of Puerto Rico, Refunding, GO, Public Improvement, Series B,
6.50%, 7/01/37	2,000	2,249,600
Puerto Rico Sales Tax Financing Corp., RB, First:
Sub-Series A, 6.50%, 8/01/44	5,000	5,733,850
Sub-Series C, 6.00%, 8/01/39	4,100	4,577,281

		12,560,731

Total Municipal Bonds — 83.3%		429,649,977

Municipal Bonds Transferred to Tender Option Bond Trusts(e)
Arizona — 3.3%
Salt River Project Agricultural Improvement & Power District, RB, Series A,
5.00%, 1/01/37	16,045	16,937,249
California — 4.8%
Los Angeles Department of Airports, Senior RB, Los Angeles International Airport, Series A,
5.00%, 5/15/40	4,880	5,080,275
Metropolitan Water District of Southern California, RB, Series A, (AGM),
5.00%, 7/01/30	6,825	7,254,424
Metropolitan Water District of Southern California, Refunding, RB, Series B,
5.00%, 7/01/35	3,170	3,369,476
San Jose California Financing Authority, RB, Civic Center Project, Series B, (AMBAC),
5.00%, 6/01/32	906	9,203,782

		24,907,957

New York — 2.0%
New York State Environmental Facility Corp., RB, New York City Municipal Water Project, Series K,
5.00%, 6/15/28	10,000	10,516,300

Texas — 3.4%
City of Houston Texas, Airport System RB, Sub-Lien,
5.00%, 7/01/32	11,980	12,125,437
City of San Antonio Texas, Refunding, Electric & Gas RB,
5.00%, 2/01/32	5,210	5,594,108

		17,719,545

Washington — 3.6%
Central Puget Sound Regional Transit Authority, RB, Sales & Use Tax, Series A,
5.00%, 11/01/36	8,660	9,233,465
Central Puget Sound Regional Transit Authority, Residuals, RB, Series 3198X, (AGM),
5.00%, 11/01/34	8,500	9,090,070

		18,323,535

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 17.1%		88,404,586

Total Long-Term Investments (Cost — $486,265,583) — 100.4%		518,056,488

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund,
0.22%(f)(g)	41,079,525	41,079,525
Wilmington Tax-Free Money Market Fund,
0.01%(g)	152,206	152,206

Total Investments (Cost — $527,497,314*) — 108.4%		559,288,219
Liabilities in Excess of Other Assets — (0.2)%		(1,038,825)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (8.2)%		(42,162,899)

Net Assets — 100.0%		$516,086,495

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$484,574,488

Gross unrealized appreciation	$34,051,989
Gross unrealized depreciation	(1,498,258)

Net unrealized appreciation	$32,553,731

4	BLACKROCK FUNDS II	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock AMT-Free Municipal Bond Portfolio

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(c)	Variable rate security. Rate shown is as of report date.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Security represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2010	Net Activity	Shares Held at September 30, 2010	Income
FFI Institutional Tax-Exempt Fund	42,707,117	(1,627,592)	41,079,525	$13,287

(g)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	—	$518,056,488	—	$518,056,488
Short-Term Securities	$41,231,731	—	—	41,231,731

Total	$41,231,731	$518,056,488	—	$559,288,219

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK FUNDS II	SEPTEMBER 30, 2010	5

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Kentucky — 78.3%
Corporate — 4.5%
County of Owen Kentucky, RB, American Water Co. Project, Series A:
5.38%, 6/01/40	$1,500	$1,550,745
6.25%, 6/01/39	1,000	1,100,280
County of Owen Kentucky, Various Purpose, RB, American Water Co., Series B,
5.63%, 9/01/39	250	262,590
Trimble County Kentucky Environmental Facilities, RB, (AMBAC), AMT,
6.00%, 3/01/37	1,000	1,035,280

		3,948,895

County/City/Special District/School District — 4.8%
Breckinridge County Public Properties Corp., RB, Justice Center Project,
4.25%, 2/01/31	3,000	3,131,550
County of Kenton Kentucky, GO, Public Project,
4.63%, 4/01/34	1,000	1,036,140

		4,167,690

Education — 2.2%
Louisville & Jefferson County Metropolitan Government, Refunding, RB, ULH Inc. - Bettie Johnson, Series A, (University of Louisville Guaranty),
4.38%, 10/01/29	1,815	1,910,923

Health — 19.1%
City of Murray Kentucky, RB, Calloway County Public Hospital,
6.38%, 8/01/40	1,500	1,547,925
County of Warren Kentucky, Refunding, RB, Community Hospital Corp. Project, Series A,
5.00%, 8/01/29	1,000	987,920
Kentucky Economic Development Finance Authority, Kentucky, RB:
Baptist Healthcare System, Series A,
5.38%, 8/15/24	1,995	2,221,393
Baptist Healthcare System, Series A,
5.63%, 8/15/27	1,000	1,118,110
Catholic Health, Series A,
5.00%, 5/01/29	2,000	2,099,560
King’s Daughters Medical,
5.00%, 2/01/40	1,000	1,016,350
Norton Healthcare, Series A,
6.63%, 10/01/10(a)	1,370	1,383,946
Norton Healthcare, Series A,
6.63%, 10/01/28	380	384,317
Owensboro Medical Health System, Series A,
6.38%, 6/01/40	1,000	1,066,390
Louisville & Jefferson County Metropolitan Government, RB:
Jewish Hospital & St. Mary’s Healthcare,
6.13%, 2/01/37	2,000	2,139,140
Norton Health Care, Inc.,
5.25%, 10/01/36	2,750	2,762,622

		16,727,673

Housing — 8.1%
Kentucky Housing Corp., RB:
Series A, (FHA), 5.75%, 7/01/39	975	1,045,658
Series B, 5.15%, 7/01/39	2,750	2,875,758
Series D, AMT, 5.13%, 7/01/25	3,000	3,047,280
Series F, (FHA), AMT, 5.45%, 1/01/32	75	75,361

		7,044,057

State — 7.7%
Kentucky Economic Development Finance Authority, Kentucky, RB, Louisville Arena, Sub-Series A-1, (AGC):
6.00%, 12/01/33	1,000	1,097,670
6.00%, 12/01/38	1,030	1,122,927
Kentucky State Property & Buildings Commission, Kentucky, Refunding, RB:
5.38%, 11/01/23	3,000	3,407,100
Project No. 93, (AGC),
5.25%, 2/01/29	1,000	1,116,340

		6,744,037

Transportation — 14.3%
Kentucky Turnpike Authority, Kentucky, RB, Revitalization Projects:
Series A, 5.00%, 7/01/27	1,000	1,106,030
Series A, 5.00%, 7/01/28	1,000	1,098,890
Series A, 5.00%, 7/01/29	1,000	1,100,320
Kentucky Turnpike Authority, Kentucky, Refunding, RB, Revitalization Projects, Series A, (AMBAC),
5.50%, 7/01/15	1,050	1,245,132
Louisville & Jefferson County Regional Airport Authority, Kentucky, RB:
Airis Louisville LLC Project, Series A, AMT,
5.50%, 3/01/19	2,690	2,629,717
Series A, (AGM), AMT,
5.75%, 7/01/15	1,755	1,815,109
Louisville Kentucky Regional Airport Authority, Refunding, RB, (AMBAC), AMT,
5.00%, 7/01/18	3,345	3,544,730

		12,539,928

Utilities — 17.6%
City of Owensboro, Kentucky, Refunding & Improvement, RB, (AGC),
5.00%, 9/15/26	1,005	1,116,284
Kentucky Infrastructure Authority, RB, Wastewater & Drinking Water, Series A,
4.00%, 2/01/29	925	943,768
Kentucky Municipal Power Agency, RB, Prairie State Project, Series A, (BHAC-CR, NPFGC),
5.25%, 9/01/42	3,500	3,694,915
Lexington-Fayette Urban County Government, RB, Series A,
5.00%, 7/01/11(a)	1,935	2,021,881
Louisville & Jefferson County Metropolitan Sewer District, Kentucky, RB:
Series A, (BHAC-CR, FGIC),
5.00%, 5/15/38	1,000	1,054,070
Series A, (NPFGC, FGIC),
5.00%, 5/15/38	3,750	3,928,800
Louisville Waterworks Board, Kentucky, RB, Louisville Water Co., (AGM),
5.25%, 11/15/10(a)	2,590	2,605,877

		15,365,595

		68,448,798

Multi-State — 4.6%
Housing — 4.6%
Centerline Equity Issuer Trust,
7.60%, 12/15/10(b)(c)	4,000	4,030,280

6	BLACKROCK FUNDS II	SEPTEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Kentucky Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Guam — 0.6%
County/City/Special District/School District — 0.4%
Territory of Guam, RB, Section 30, Series A,
5.63%, 12/01/29	$300	$317,934

Utilities — 0.2%
Guam Government Waterworks Authority, RB, Water,
5.88%, 7/01/35	220	223,295

		541,229

Puerto Rico — 7.5%
State — 4.2%
Commonwealth of Puerto Rico, Refunding, GO, Public Improvement, Series A-4, Remarketed,
5.25%, 7/01/30	215	232,518
Puerto Rico Sales Tax Financing Corp., RB, First, Sub-Series A,
6.38%, 8/01/39	3,000	3,424,950

		3,657,468

Transportation — 3.3%
Puerto Rico Highway & Transportation Authority, Refunding, RB, Series CC, (AGC),
5.50%, 7/01/31	2,500	2,893,900

		6,551,368

Virgin Islands — 0.1%
County/City/Special District/School District — 0.1%
Virgin Islands Public Finance Authority, RB, Senior Lien, Capital Projects, Series A-1,
5.00%, 10/01/39	100	100,360

Total Municipal Bonds — 91.1%		79,672,035

Municipal Bonds Transferred to Tender Option Bond Trusts(d)
Kentucky — 16.4%
County/City/Special District/School District — 2.5%
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A,
5.38%, 12/01/39	2,000	2,145,495

Health — 3.7%
Kentucky Economic Development Finance Authority, Kentucky, Refunding & Improvement, RB, St. Elizabeth, Series A,
5.50%, 5/01/39	3,075	3,280,595

Housing — 6.4%
Kentucky Housing Corp., RB, Series L, AMT,
5.25%, 1/01/38	2,495	2,585,000
Louisville & Jefferson County Metropolitan Sewer & Drain District, Kentucky, RB, Series A, (AGC),
4.25%, 5/15/38	2,000	3,007,610

		5,592,610

Transportation — 3.8%
Lexington-Fayette Urban County Airport Board, Refunding, RB, Series A,
5.00%, 7/01/27	3,000	3,303,300

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 16.4%		14,322,000

Total Long-Term Investments (Cost — $89,470,204) — 107.5%		93,994,035

	Shares
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.22%(e)(f)	1,303,008	1,303,008
Wilmington Tax-Free Money Market Fund, 0.01%(f)	26,399	26,399

Total Short-Term Securities (Cost — $1,329,407) — 1.5%		1,329,407

Total Investments (Cost — $90,799,611*) — 109.0%		95,323,442
Other Assets Less Liabilities — 0.9%		819,439
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (9.9)%		(8,651,755)

Net Assets — 100.0%		$87,491,126

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$81,972,270

Gross unrealized appreciation	$4,901,935
Gross unrealized depreciation	(180,763)

Net unrealized appreciation	$4,721,172

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(d)	Security represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2010	Net Activity	Shares Held at September 30, 2010	Income
FFI Institutional Tax-Exempt Fund	287,640	1,015,368	1,303,008	$454

(f)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK FUNDS II	SEPTEMBER 30, 2010	7

Schedule of Investments (concluded)	BlackRock Kentucky Municipal Bond Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	—	$93,994,035	—	$93,994,035
Short-Term Securities	$1,329,407	—	—	1,329,407

Total	$1,329,407	$93,994,035	—	$95,323,442

[1]	See above Schedule of Investments for values in the state or political subdivision.

8	BLACKROCK FUNDS II	SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)	BlackRock Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Multi-State — 2.0%
Housing — 2.0%
Centerline Equity Issuer Trust,
7.60%, 12/15/10(a)(b)	$1,000	$1,007,570
MuniMae Tax-Exempt Bond Subsidiary LLC,
7.50%, 6/30/49(a)(b)(c)	1,893	1,741,955

		2,749,525

Ohio — 80.2%
Corporate — 5.1%
Ohio Air Quality Development Authority, Refunding, PCRB:
Dayton Power, Series B, (FGIC)
4.80%, 1/01/34	1,830	1,845,299
FirstEnergy, Series C,
5.63%, 6/01/18	1,000	1,116,850
Ohio Air Quality Development Authority, Refunding, RB, Columbus Southern Power Co., Series B,
5.80%, 12/01/38(c)	1,000	1,072,940
Ohio State Water Development Authority, RB:
FirstEnergy Nuclear, Series A,
3.38%, 7/01/33(c)	1,000	997,570
Water Quality, Series A,
5.00%, 6/01/30	1,000	1,117,570
State of Ohio, Refunding, RB, USX Corp. Project,
5.63%, 5/01/29	1,000	1,003,090

		7,153,319

County/City/Special District/School District — 21.2%
City of Brunswick Ohio, GO, Special Assessment,
6.30%, 12/01/14	120	121,187
City of Cincinnati Ohio, RB, Madison Circle Project, Series C,
5.00%, 11/01/32	1,750	1,783,460
City of Cleveland Ohio, GO, Various Purpose, Series A, (AGC),
5.00%, 12/01/29	1,000	1,074,330
City of Cleveland Ohio, RB, Series C, (AGC),
5.00%, 1/01/27	1,500	1,608,825
City of Mason Ohio, GO, Various Purpose, Limited Tax,
4.25%, 12/01/27	925	974,460
County of Franklin Ohio, GO, Various Purpose,
5.00%, 12/01/31	1,500	1,637,535
County of Hamilton Ohio, RB, Sub-Series B, (AMBAC),
5.25%, 12/01/32	1,015	1,016,370
County of Lucas Ohio, GO, Various Purpose,
5.00%, 10/01/40	2,365	2,497,393
Fairfield City School District, GO,
7.45%, 12/01/14	1,000	1,096,120
Miamisburg City School District, GO, School Facilities Construction & Improvement:
5.00%, 12/01/33	1,500	1,626,420
(AGC), 5.00%, 12/01/29	1,035	1,132,124
(AGC), 4.75%, 12/01/36	1,000	1,036,250
Monroe Local School District, Refunding, GO, School Improvement, (AMBAC),
5.50%, 12/01/25	1,835	2,232,461
New Albany Community Authority, RB, Series B, (AMBAC),
5.13%, 10/01/21	2,750	2,826,037
Olentangy Local School District, GO, School Facilities Construction & Improvement,
5.00%, 12/01/36	1,700	1,820,513
Sylvania City School District, GO, School Improvement, (AGC),
5.25%, 12/01/36	1,500	1,601,490
Vandalia Butler City School District, GO, School Improvement:
5.13%, 12/01/37	3,000	3,215,490
5.00%, 12/01/38	2,000	2,160,640

		29,461,105

Education — 23.5%
Cleveland State University, RB, (NPFGC, FGIC),
5.00%, 6/01/34	3,000	3,054,090
Columbus City School District, GO, Capital Appreciation, (AGM),
4.38%, 12/01/28(d)	2,500	1,138,450
Kent State University Revenues, RB, General Receipts, Series B, (AGC),
4.25%, 5/01/31	1,150	1,181,637
Ohio State Higher Educational Facility Commission Higher Educational, RB:
Denison University Project,
5.13%, 11/01/11(e)	3,000	3,186,510
Kenyon College Project,
5.25%, 7/01/44	5,000	5,317,400
Ohio State University, RB:
Series A, 5.25%, 12/01/12	2,290	2,525,091
Series A, 5.00%, 12/01/26	5,000	5,653,800
State of Ohio, RB:
Denison University 2007 Project,
5.00%, 11/01/32	2,500	2,700,875
Kenyon College Project,
5.00%, 7/01/41	2,500	2,571,500
State of Ohio, Refunding, RB:
Case Western Reserve,
5.00%, 12/01/33	2,000	2,108,180
Common Schools, Series C,
5.00%, 9/22/22	1,000	1,198,280
University of Cincinnati, RB, Series A, (NPFGC, FGIC),
5.00%, 6/01/31	2,000	2,044,020

		32,679,833

Health — 9.6%
City of Steubenville Ohio, Refunding, RB, Trinity Health Systems,
5.00%, 10/01/30	500	499,370
County of Franklin Ohio, RB, Improvement, Nationwide Children’s Hospital,
5.25%, 11/01/40	4,500	4,738,950
County of Montgomery Ohio, RB:
Catholic Health Initiatives, Series D,
6.13%, 10/01/28	1,000	1,142,100
Catholic Health, Series A,
5.00%, 5/01/39	620	654,509
County of Scioto Ohio, RB, Southern Ohio Medical Center,
5.75%, 2/15/38	1,000	1,036,990
Ohio State Higher Educational Facility Commission Hospital, RB, University Hospital Health System, Inc., Series A:
4.50%, 1/15/31	1,140	1,110,315
(BHAC-CR), 5.25%, 1/15/46	3,940	4,159,694

		13,341,928

Housing — 8.2%
County of Franklin Ohio, RB, Wellington Village Project, Series A, (GNMA), AMT,
5.40%, 2/20/43	250	254,315

BLACKROCK FUNDS II	SEPTEMBER 30, 2010	9

Schedule of Investments (continued)	BlackRock Ohio Municipal Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (concluded)
Housing (continued)
County of Hamilton Ohio, Refunding, RB, Stratford Heights Project, (AGM),
4.75%, 6/01/39	$2,500	$2,550,325
Ohio HFA, Ohio Mortgage Backed Securities, RB:
Series F, (GNMA, FNMA, FHLMC),
5.45%, 9/01/33	750	787,253
Series F, (GNMA, FNMA, FHLMC),
5.00%, 3/01/40	2,940	3,040,871
Series J, (GNMA, FNMA, FHLMC),
6.13%, 9/01/28	2,270	2,523,082
Ohio HFA, Ohio, RB, Series A, (AGM),
5.00%, 4/01/27	2,000	2,170,700

		11,326,546

Tobacco — 1.4%
Buckeye Tobacco Settlement Financing Authority, RB, Asset Backed Senior Turbo, Series A-2:
5.75%, 6/01/34	900	686,295
5.88%, 6/01/47	1,400	1,023,708
6.50%, 6/01/47	250	200,997

		1,911,000

Transportation — 2.2%
County of Scioto Ohio, Refunding, RB, Norfolk Southern Corp. Project,
5.30%, 8/15/13(c)	3,000	3,007,140

Utilities — 9.0%
American Municipal Power-Ohio, Inc., RB, Prairie State Energy Campus Project, Series A,
5.25%, 2/15/25	1,500	1,635,660
City of Cincinnati Ohio, RB, Series B,
5.00%, 12/01/32	2,000	2,166,240
City of Cleveland Ohio, RB, Series B-1,
5.00%, 11/15/38	2,000	2,090,100
City of Columbus, Ohio System RB:
Series A, 4.50%, 6/01/29	2,000	2,112,760
Series A, 4.25%, 6/01/30	1,270	1,302,309
County of Hamilton Ohio, RB, Improvement, Metropolitan Sewer District, Series B, (NPFGC),
5.00%, 12/01/16	2,720	3,182,917

		12,489,986

		111,370,857

Guam — 0.8%
County/City/Special District/School District — 0.3%
Territory of Guam, RB, Section 30, Series A,
5.63%, 12/01/29	400	423,912

Utilities — 0.5%
Guam Government Waterworks Authority, RB, Water,
5.88%, 7/01/35	675	685,112

		1,109,024

Puerto Rico — 6.4%
State — 6.4%
Puerto Rico Public Finance Corp. Commonwealth, RB, Appropriation, Series E,
5.50%, 2/01/12(e)	2,990	3,185,486
Puerto Rico Sales Tax Financing Corp., RB, First, Sub-Series A,
6.38%, 8/01/39	5,000	5,708,250

		8,893,736

Virgin Islands — 0.1%
County/City/Special District/School District — 0.1%
Virgin Islands Public Finance Authority, RB, Senior Lien, Capital Projects, Series A-1,
5.00%, 10/01/39	100	100,360

Total Municipal Bonds — 89.5%		124,223,502

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
Ohio — 13.8%
Health — 13.8%
County of Allen Ohio, RB, Catholic Healthcare, Series A,
5.25%, 6/01/38	5,000	5,291,100
County of Montgomery Ohio, RB:
Catholic Health, Series A,
5.50%, 5/01/34	5,000	5,490,750
Various Purpose, Catholic Health, Series C-1, (AGM),
5.00%, 10/01/41	2,000	2,057,345
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A,
5.25%, 1/01/33	3,400	3,605,734
State of Ohio, RB, Cleveland Clinic Health, Series B,
5.50%, 1/01/34	2,500	2,719,075

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 13.8%		19,164,004

Total Long-Term Investments (Cost — $135,452,327) — 103.3%		143,387,506

	Shares
Short-Term Securities
CMA Ohio Municipal Money Fund, 0.04%(g)(h)	6,555,487	6,555,488
Wilmington Tax-Free Money Market Fund, 0.01%(h)	41,816	41,816

Total Short-Term Securities (Cost — $6,597,303) — 4.8%		6,597,304

Total Investments (Cost — $142,049,630*) — 108.1%		149,984,810
Liabilities in Excess of Other Assets — (1.6)%		(2,189,939)
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (6.5)%		(8,975,246)

Net Assets — 100.0%		$138,819,625

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$133,195,125

Gross unrealized appreciation	$8,359,691
Gross unrealized depreciation	(515,006)

Net unrealized appreciation	$7,844,685

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities represent a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(c)	Variable rate security. Rate shown is as of report date.

10	BLACKROCK FUNDS II	SEPTEMBER 30, 2010

Schedule of Investments (concluded)	BlackRock Ohio Municipal Bond Portfolio

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Security represents bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 30, 2010	Net Activity	Shares Held at September 30, 2010	Income
CMA Ohio Municipal Money Fund	2,276,027	4,279,461	6,555,488	$311

(h)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by the Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	—	$143,387,506	—	$143,387,506
Short-Term Securities	$6,597,304	—	—	6,597,304

Total	$6,597,304	$143,387,506	—	$149,984,810

[1]	See above Schedule of Investments for values in the state or political subdivision.

BLACKROCK FUNDS II	SEPTEMBER 30, 2010	11

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of BlackRock Funds II

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: November 22, 2010

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: November 22, 2010